Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2055 Fund - Fidelity Freedom Index 2055 Fund - Investor Class	May 30, 2023
Bar Chart Table:
Annual Return 2013	20.28%
Annual Return 2014	6.59%
Annual Return 2015	(1.59%)
Annual Return 2016	9.44%
Annual Return 2017	20.52%
Annual Return 2018	(7.17%)
Annual Return 2019	26.01%
Annual Return 2020	16.48%
Annual Return 2021	15.88%
Annual Return 2022	(18.22%)